FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


May 3, 2001


Filed Via EDGAR (CIK #0000798523)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN NEW YORK TAX-FREE TRUST
           File Nos. 33-7785 and 811-4787

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2001.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE TRUST



/s/David P. Goss
----------------
David P. Goss
Associate General Counsel

DPG/cd

cc:   Bruce G. Leto, Esq.